REVENUE RECOGNITION (Tables)	12 Months Ended
Dec. 31, 2022
Revenue Recognition
Schedule of revenue

	Year Ended December 31,
	2022	2021
Products sales	$142,844	$148,160
Non-recurring engineering (“NRE”)	4,944	12,527
Product maintenance contracts	9,418	8,127
Professional service contracts	3,975	5,457
Software licenses	5,184	1,758
Other	894	1,254
Total revenues	$167,259	$177,283

Schedule of contracts with customers asset and liability

	Contracts Assets	Contracts Liabilities
Balance as of December 31, 2021	$7,673	2,902
Balance as of December 31, 2022	9,001	2,892
Change	$1,328	$(10)

Schedule of revenues from contract liability

	Year Ended December 31,
	2022	2021
Amounts included in the beginning of year contract liability balance	$2,383	$6,143